CALVERT ULTRA-SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 37.6%
Communications - 1.6%
Comcast Corp., 3.031%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (1)	4,784,000	4,804,327
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (2)	562,500	563,906
Verizon Communications, Inc.:
3.41%, (3 mo. USD LIBOR + 1.00%), 3/16/22 (1)	8,132,000	8,257,891
3.618%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	1,256,000	1,273,192
		14,899,316

Consumer, Cyclical - 7.8%
American Airlines Pass-Through Trust:
5.60%, 7/15/20 (2)	8,989,117	9,154,067
5.625%, 1/15/21 (2)	4,970,779	5,096,291
Daimler Finance North America LLC, 3.115%, (3 mo. USD LIBOR + 0.55%), 5/4/21 (1)(2)	5,000,000	5,002,477
Ford Motor Credit Co. LLC:
3.226%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (1)	19,225,000	19,175,929
3.408%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (1)	900,000	888,489
3.484%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (1)	3,140,000	3,091,694
3.495%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (1)	12,000,000	12,015,933
Hyundai Capital America, 3.529%, (3 mo. USD LIBOR + 0.94%), 7/8/21 (1)(2)	2,970,000	2,974,046
Lennar Corp., 4.50%, 11/15/19	6,215,000	6,253,844
Marriott International, Inc.:
3.103%, (3 mo. USD LIBOR + 0.65%), 3/8/21 (1)	4,949,000	4,964,175
Series Y, 3.12%, (3 mo. USD LIBOR + 0.60%), 12/1/20 (1)	4,950,000	4,970,572
		73,587,517

Consumer, Non-cyclical - 5.8%
Becton Dickinson and Co., 3.476%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	17,556,000	17,558,887
Conagra Brands, Inc., 3.342%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (1)	7,850,000	7,851,638
CVS Health Corp.:
3.125%, 3/9/20	3,808,000	3,823,246
3.173%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (1)	11,460,000	11,514,315
Kraft Heinz Foods Co.:
3.115%, (3 mo. USD LIBOR + 0.57%), 2/10/21 (1)	7,120,000	7,108,879
3.365%, (3 mo. USD LIBOR + 0.82%), 8/10/22 (1)	3,000,000	2,987,807
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	3,411,000	3,401,620
		54,246,392

Financial - 16.3%
Ally Financial, Inc., 4.125%, 3/30/20	3,724,000	3,769,321
Athene Global Funding:
3.732%, (3 mo. USD LIBOR + 1.14%), 4/20/20 (1)(2)	4,450,000	4,472,059
3.826%, (3 mo. USD LIBOR + 1.23%), 7/1/22 (1)(2)	8,800,000	8,879,407
Banco Santander SA, 3.614%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (1)	3,330,000	3,319,152
Bank of America Corp.:

2.972%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (1)	6,933,000	6,921,222
3.241%, (3 mo. USD LIBOR + 0.65%), 10/1/21 (1)	4,500,000	4,512,708
3.252%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (1)	14,950,000	15,000,192
3.772%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (1)	4,000,000	4,051,746
Capital One Financial Corp., 3.303%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	7,084,000	7,070,531
Capital One NA:
3.38%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (1)	4,380,000	4,396,709
3.733%, (3 mo. USD LIBOR + 1.15%), 1/30/23 (1)	5,430,000	5,481,199
Citibank NA, 3.162%, (3 mo. USD LIBOR + 0.57%), 7/23/21 (1)	10,000,000	10,030,468
Citigroup, Inc.:
3.523%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (1)	6,900,000	6,976,120
3.766%, (3 mo. USD LIBOR + 1.19%), 8/2/21 (1)	3,465,000	3,512,293
Credit Agricole Corporate & Investment Bank SA, 3.221%, (3 mo. USD LIBOR + 0.625%), 10/3/21 (1)	1,965,000	1,968,850
Goldman Sachs Group, Inc. (The), 3.041%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (1)	10,623,000	10,641,995
Marsh & McLennan Cos., Inc., 3.801%, (3 mo. USD LIBOR + 1.20%), 12/29/21 (1)	1,342,000	1,345,918
Morgan Stanley:
3.095%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (1)	17,575,000	17,598,764
3.257%, (SOFR + 0.83%), 6/10/22 (1)	7,000,000	7,010,491
Synchrony Bank, 2.955%, (3 mo. USD LIBOR + 0.625%), 3/30/20 (1)	2,800,000	2,803,027
Synchrony Financial, 3.806%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (1)	15,154,000	15,215,744
Westpac Banking Corp.:
3.04%, (3 mo. USD LIBOR + 0.71%), 6/28/22 (1)	5,000,000	5,033,205
3.151%, (3 mo. USD LIBOR + 0.57%), 1/11/23 (1)	3,500,000	3,494,939
		153,506,060

Government - 0.1%
Asian Development Bank, 1.00%, 8/16/19	1,000,000	998,008

Industrial - 1.8%
CNH Industrial Capital LLC, 3.375%, 7/15/19	9,838,000	9,840,457
Wabtec Corp., 3.71%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (1)	7,496,000	7,477,080
		17,317,537

Technology - 3.0%
CA, Inc., 5.375%, 12/1/19	979,000	987,779
DXC Technology Co., 3.47%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	22,219,000	22,219,313
Hewlett Packard Enterprise Co., 3.318%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (1)	4,674,000	4,674,828
		27,881,920

Utilities - 1.2%
WGL Holdings, Inc.:
2.25%, 11/1/19	1,000,000	996,810
2.925%, (3 mo. USD LIBOR + 0.40%), 11/29/19 (1)	10,790,000	10,781,910
		11,778,720

Total Corporate Bonds (Cost $353,575,443)		354,215,470

ASSET-BACKED SECURITIES - 33.7%

Automobile - 14.2%
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	6,560,833	6,560,746
Series 2014-2A, Class A, 2.50%, 2/20/21 (2)	18,985,000	18,978,200
Series 2015-1A, Class B, 3.22%, 7/20/21 (2)	6,200,000	6,234,099
Chesapeake Funding II LLC:
Series 2016-1A, Class A1, 2.11%, 3/15/28 (2)	2,479,833	2,478,573
Series 2016-2A, Class A1, 1.88%, 6/15/28 (2)	7,841,899	7,828,966
Series 2016-2A, Class B, 2.70%, 6/15/28 (2)	2,200,000	2,199,951
Series 2017-3A, Class A2, 2.734%, (1 mo. USD LIBOR + 0.34%), 8/15/29 (1)(2)	2,186,636	2,186,355
Series 2017-4A, Class A1, 2.12%, 11/15/29 (2)	4,401,602	4,389,282
Credit Acceptance Auto Loan Trust:
Series 2016-3A, Class A, 2.15%, 4/15/24 (2)	3,026,077	3,024,301
Series 2017-1A, Class A, 2.56%, 10/15/25 (2)	11,034,053	11,034,704
Series 2017-2A, Class A, 2.55%, 2/17/26 (2)	11,580,000	11,579,766
Enterprise Fleet Financing LLC:
Series 2016-2, Class A3, 2.04%, 2/22/22 (2)	1,690,000	1,685,771
Series 2017-1, Class A2, 2.13%, 7/20/22 (2)	2,334,482	2,331,168
Series 2017-3, Class A2, 2.13%, 5/22/23 (2)	4,762,363	4,754,395
Hertz Fleet Lease Funding LP:
Series 2017-1, Class A1, 3.062%, (1 mo. USD LIBOR + 0.65%), 4/10/31 (1)(2)	13,094,141	13,106,206
Series 2017-1, Class A2, 2.13%, 4/10/31 (2)	11,188,453	11,174,046
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (2)	8,060,565	8,046,256
OSCAR US Funding Trust V, Series 2016-2A, Class A3, 2.73%, 12/15/20 (2)	4,993,763	4,994,130
OSCAR US Funding Trust VII LLC, Series 2017-2A, Class A2B, 3.062%, (1 mo. USD LIBOR + 0.65%), 11/10/20 (1)(2)	1,449,930	1,450,484
OSCAR US Funding X LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22 (2)	2,380,000	2,380,910
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (2)	2,907,749	2,906,593
Series 2018-B, Class A, 3.71%, 8/20/21 (2)	4,242,899	4,307,260
		133,632,162

Consumer Loan - 16.8%
Avant Loans Funding Trust:
Series 2017-B, Class B, 3.38%, 4/15/21 (2)	629,280	629,342
Series 2018-A, Class A, 3.09%, 6/15/21 (2)	811,794	812,107
Series 2018-B, Class A, 3.42%, 1/18/22 (2)	5,612,835	5,631,906
Series 2019-A, Class A, 3.48%, 7/15/22 (2)	3,367,110	3,380,419
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (2)	1,213,002	1,213,780
Conn’s Receivables Funding LLC:
Series 2017-B, Class B, 4.52%, 4/15/21 (2)	5,452,388	5,464,904
Series 2018-A, Class A, 3.25%, 1/15/23 (2)	1,327,523	1,332,821
Series 2018-A, Class B, 4.65%, 1/15/23 (2)	966,891	973,990
Series 2019-A, Class A, 3.40%, 10/16/23 (2)	3,508,909	3,527,477
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (2)	3,392,020	3,399,946
Series 2017-NP2, Class C, 4.87%, 1/16/24 (2)	5,642,602	5,693,023

Series 2017-P1, Class B, 3.56%, 9/15/23 (2)	2,854,633	2,857,804
Series 2017-P2, Class A, 2.61%, 1/15/24 (2)	2,780,953	2,775,514
Series 2019-P1, Class A, 2.94%, 7/15/26 (2)	2,200,000	2,207,660
Marlette Funding Trust:
Series 2018-1A, Class A, 2.61%, 3/15/28 (2)	1,832,093	1,831,424
Series 2019-2A, Class A, 3.13%, 7/16/29 (2)	3,730,000	3,752,462
OneMain Financial Issuance Trust:
Series 2015-1A, Class B, 3.85%, 3/18/26 (2)	5,900,213	5,917,090
Series 2016-1A, Class A, 3.66%, 2/20/29 (2)	17,558,346	17,634,338
Series 2017-1A, Class A1, 2.37%, 9/14/32 (2)	7,695,000	7,681,391
Series 2017-1A, Class A2, 3.201%, (1 mo. USD LIBOR + 0.80%), 9/14/32 (1)(2)	5,050,000	5,061,667
Prosper Marketplace Issuance Trust:
Series 2017-2A, Class B, 3.48%, 9/15/23 (2)	3,903,733	3,909,390
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	8,115,696	8,118,137
Series 2018-1A, Class A, 3.11%, 6/17/24 (2)	44,966	44,992
Series 2018-1A, Class B, 3.90%, 6/17/24 (2)	4,700,000	4,722,423
Series 2018-2A, Class A, 3.35%, 10/15/24 (2)	6,532,113	6,556,719
Series 2019-1A, Class A, 3.54%, 4/15/25 (2)	4,038,959	4,058,023
SoFi Consumer Loan Program LLC:
Series 2017-5, Class A2, 2.78%, 9/25/26 (2)	4,173,000	4,181,953
Series 2017-6, Class A2, 2.82%, 11/25/26 (2)	5,100,000	5,110,754
Series 2018-1, Class A1, 2.55%, 2/25/27 (2)	373,991	373,833
Series 2018-3, Class A1, 3.20%, 8/25/27 (2)	3,060,944	3,071,192
Springleaf Funding Trust:
Series 2015-BA, Class A, 3.48%, 5/15/28 (2)	4,000,000	4,053,041
Series 2016-AA, Class A, 2.90%, 11/15/29 (2)	17,638,426	17,657,777
Verizon Owner Trust:
Series 2016-2A, Class A, 1.68%, 5/20/21 (2)	3,640,679	3,634,084
Series 2016-2A, Class B, 2.15%, 5/20/21 (2)	5,420,000	5,413,013
Series 2017-1A, Class A, 2.06%, 9/20/21 (2)	1,605,011	1,602,916
Series 2017-2A, Class A, 1.92%, 12/20/21 (2)	3,648,000	3,641,044
		157,928,356

Equipment - 0.3%
Dell Equipment Finance Trust:
Series 2017-2, Class A2A, 1.97%, 2/24/20 (2)	49,304	49,286
Series 2017-2, Class A3, 2.19%, 10/24/22 (2)	534,000	533,472
DLL Securitization Trust, Series 2017-A, Class A2, 1.89%, 7/15/20 (2)	302,721	302,590
Volvo Financial Equipment LLC, Series 2018-1A, Class A2, 2.26%, 9/15/20 (2)	1,521,626	1,521,007
		2,406,355

Other - 1.6%
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/21 (2)	13,295,000	13,279,066
Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.58%, 9/15/22	1,572,000	1,568,886
		14,847,952

Single-Family Rental - 0.7%
Invitation Homes Trust:
Series 2017-SFR2, Class A, 3.244%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (1)(2)	1,887,915	1,878,102
Series 2018-SFR2, Class D, 3.844%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	5,000,000	4,967,702
		6,845,804

Student Loan - 0.1%
SoFi Professional Loan Program LLC:
Series 2014-B, Class A1, 3.654%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (1)(2)	577,527	579,126
Series 2015-A, Class A1, 3.604%, (1 mo. USD LIBOR + 1.20%), 3/25/33 (1)(2)	452,517	453,618
Series 2016-B, Class A1, 3.604%, (1 mo. USD LIBOR + 1.20%), 6/25/33 (1)(2)	234,000	236,202
		1,268,946

Timeshare - 0.0% (3)
Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	418,994	418,765

Total Asset-Backed Securities (Cost $316,453,722)		317,348,340

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 11.1%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.704%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	370,725	371,652
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.904%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (1)	4,500,000	4,605,178
Series 2017-HQA1, Class M1, 3.604%, (1 mo. USD LIBOR + 1.20%), 8/25/29 (1)	1,529,757	1,536,716
Series 2018-HQA2, Class M1, 3.18%, (1 mo. USD LIBOR + 0.75%), 10/25/48 (1)(2)	8,000,000	8,015,633
Series 2018-SPI2, Class M1, 3.818%, 5/25/48 (2)(4)	912,965	920,197
Series 2019-DNA1, Class M1, 3.33%, (1 mo. USD LIBOR + 0.90%), 1/25/49 (1)(2)	4,200,000	4,213,539
Series 2019-DNA2, Class M1, 3.204%, (1 mo. USD LIBOR + 0.80%), 3/25/49 (1)(2)	13,050,000	13,077,845
Series 2019-HQA2, Class M1, 3.104%, (1 mo. USD LIBOR + 0.70%), 4/25/49 (1)(2)	1,625,000	1,629,352
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C01, Class M2, 6.804%, (1 mo. USD LIBOR + 4.40%), 1/25/24 (1)	2,137,474	2,330,093
Series 2014-C02, Class 1M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	9,963,287	10,426,380
Series 2014-C02, Class 2M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	3,826,833	3,956,082
Series 2014-C03, Class 1M2, 5.404%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	7,150,822	7,556,297
Series 2014-C03, Class 2M2, 5.304%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (1)	8,469,693	8,816,587
Series 2014-C04, Class 1M2, 7.304%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (1)	18,303,131	20,277,563
Series 2017-C04, Class 2M1, 3.254%, (1 mo. USD LIBOR + 0.85%), 11/25/29 (1)	976,381	980,254
Series 2017-C05, Class 1M1, 2.954%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (1)	10,680,262	10,721,635
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 3.28%, (1 mo. USD LIBOR + 0.85%), 12/5/59 (1)(2)	4,930,714	4,918,000

Total Collateralized Mortgage-Backed Obligations (Cost $104,956,860)		104,353,003

U.S. TREASURY OBLIGATIONS - 3.4%
U.S. Treasury Notes:
1.00%, 8/31/19	9,450,000	9,430,063
1.625%, 8/31/19	22,800,000	22,775,250

Total U.S. Treasury Obligations (Cost $32,216,507)		32,205,313

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%
BBCMS Trust, Series 2018-RRI, Class A, 3.094%, (1 mo. USD LIBOR + 0.70%), 2/15/33 (1)(2)	8,799,188	8,729,462
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class A, 3.429%, 6/10/27 (2)	5,371,900	5,383,725
Morgan Stanley Capital I Trust:

Series 2017-CLS, Class A, 3.094%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (1)(2)	6,950,000	6,949,110
Series 2019-BPR, Class A, 3.794%, (1 mo. USD LIBOR + 1.40%), 5/15/36 (1)(2)	3,000,000	3,004,715
Motel 6 Trust, Series 2017-MTL6, Class A, 3.314%, (1 mo. USD LIBOR + 0.92%), 8/15/34 (1)(2)	6,449,543	6,458,116
RETL Trust, Series 2019-RVP, Class A, 3.544%, (1 mo. USD LIBOR + 1.15%), 3/15/36 (1)(2)	12,241,090	12,278,599

Total Commercial Mortgage-Backed Securities (Cost $42,771,736)		42,803,727

FLOATING RATE LOANS (5) - 1.6%

Cable and Satellite Television - 0.4%
UPC Financing Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 1/15/26	1,715,797	1,715,432
Ziggo Secured Finance Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 4/15/25	2,060,000	2,021,517
		3,736,949

Electronics/Electrical - 0.4%
Go Daddy Operating Company, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 2/15/24	1,867,394	1,869,562
SS&C Technologies, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 4/16/25	870,970	868,611
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 4/16/25	585,800	584,214
		3,322,387

Equipment Leasing - 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.133%, (1 mo. USD LIBOR + 1.75%), 1/15/25	2,346,445	2,345,631

Industrial Equipment - 0.2%
Clark Equipment Company, Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), 5/18/24	1,877,629	1,865,894

Telecommunications - 0.4%
Sprint Communications, Inc., Term Loan, 4.938%, (1 mo. USD LIBOR + 2.50%), 2/2/24	4,068,380	4,014,136

Total Floating Rate Loans (Cost $15,394,695)		15,284,997

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.3%
U.S. Department of Housing and Urban Development, 2.54%, 8/1/19	2,500,000	2,500,650

Total U.S. Government Agencies and Instrumentalities (Cost $2,500,000)		2,500,650

COMMERCIAL PAPER - 6.3%
AT&T, Inc., 2.787%, 12/10/19 (2)(6)	11,500,000	11,361,483
AutoZone, Inc., 2.496%, 7/11/19 (2)(6)	12,180,000	12,171,677
CNH Industrial Capital LLC, 3.191%, 11/5/19 (2)(6)	15,000,000	14,833,654
Ford Motor Credit Co. LLC, 3.414%, 8/1/19 (2)(6)	10,100,000	10,071,038
WGL Holdings, Inc., 2.639%, 7/8/19 (2)(6)	11,000,000	10,994,439

Total Commercial Paper (Cost $59,432,870)		59,432,291

TOTAL INVESTMENTS (Cost $927,301,833) - 98.6%		928,143,791
Other assets and liabilities, net - 1.4%		13,559,959
NET ASSETS - 100.0%		941,703,750

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $487,303,943, which represents 51.7% of the net assets of the Fund as of June 30, 2019.

(3) Amount is less than 0.05%.
(4) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2019.
(5) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(6) Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At June 30, 2019, the aggregate value of these securities is $59,432,291, representing 6.3% of the Fund's net assets.

Abbreviations:
LIBOR:	London Interbank Offered Rate
SOFR:	Secured Overnight Financing Rate

Currency Abbreviations:
USD:	United States Dollar

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$354,215,470	$—	$354,215,470
Asset-Backed Securities	—	317,348,340	—	317,348,340
Collateralized Mortgage-Backed Obligations	—	104,353,003	—	104,353,003
U.S. Treasury Obligations	—	32,205,313	—	32,205,313
Commercial Mortgage-Backed Securities	—	42,803,727	—	42,803,727
Floating Rate Loans	—	15,284,997	—	15,284,997
U.S. Government Agencies and Instrumentalities	—	2,500,650	—	2,500,650
Commercial Paper	—	59,432,291	—	59,432,291
Total Investments	$—	$928,143,791	$—	$928,143,791

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.